UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clovis Capital Management, L.P.
Address: 640 Fifth Avenue
         14th Floor
         New York, NY  10019

13F File Number:  28-10654

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Podell
Title:     Chief Financial Officer
Phone:     (212) 332-1912

Signature, Place, and Date of Signing:

     /s/ Jeffrey Podell     New York, NY     August 06, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $1,050,836 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS INC         COM              00751Y106    37635   750000 SH       SOLE                   750000        0        0
AES CORP                       COM              00130H105    65142  7050000 SH       SOLE                  7050000        0        0
ALTRIA GROUP INC               COM              02209S103     8016   400000 SH  PUT  SOLE                   400000        0        0
ARES CAP CORP                  COM              04010L103    15036  1200000 SH       SOLE                  1200000        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100      988    40000 SH       SOLE                    40000        0        0
BIOVAIL CORP                   COM              09067J109    76960  4000000 SH       SOLE                  4000000        0        0
BLACKSTONE GROUP L P           COM UNIT LTD     09253U108     1010   105671 SH       SOLE                   105671        0        0
BLOCK H & R INC                COM              093671105    32557  2075000 SH       SOLE                  2075000        0        0
CB RICHARD ELLIS GROUP INC     CL A             12497T101    13610  1000000 SH       SOLE                  1000000        0        0
D R HORTON INC                 COM              23331A109    18677  1900000 SH       SOLE                  1900000        0        0
ENERGYSOLUTIONS INC            COM              292756202    10435  2050000 SH       SOLE                  2050000        0        0
FISERV INC                     COM              337738108    63924  1400000 SH       SOLE                  1400000        0        0
GLOBAL PMTS INC                COM              37940X102    31973   875000 SH       SOLE                   875000        0        0
GOODYEAR TIRE & RUBR CO        COM              382550101    20874  2100000 SH       SOLE                  2100000        0        0
GRACE W R & CO DEL NEW         COM              38388F108    27036  1285000 SH       SOLE                  1285000        0        0
HEWITT ASSOCS INC              COM              42822Q100    35322  1025000 SH       SOLE                  1025000        0        0
JACK IN THE BOX INC            COM              466367109     1945   100000 SH       SOLE                   100000        0        0
KINETIC CONCEPTS INC           COM NEW          49460W208    21906   600000 SH       SOLE                   600000        0        0
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708     5185   100012 SH       SOLE                   100012        0        0
MCDERMOTT INTL INC             COM              580037109    24368  1125000 SH       SOLE                  1125000        0        0
NEW YORK CMNTY BANCORP INC     COM              649445103    26723  1750000 SH       SOLE                  1750000        0        0
PACTIV CORP                    COM              695257105     5570   200000 SH  CALL SOLE                   200000        0        0
PACTIV CORP                    COM              695257105      348    12500 SH  CALL SOLE                    12500        0        0
PACTIV CORP                    COM              695257105    29243  1050000 SH       SOLE                  1050000        0        0
PETSMART INC                   COM              716768106    24136   800000 SH       SOLE                   800000        0        0
PFIZER INC                     COM              717081103    57753  4050000 SH       SOLE                  4050000        0        0
PHILLIPS VAN HEUSEN CORP       COM              718592108    37016   800000 SH       SOLE                   800000        0        0
PLAINS EXPL& PRODTN CO         COM              726505100    28854  1400000 SH       SOLE                  1400000        0        0
QUESTAR CORP                   COM              748356102    38228   840354 SH       SOLE                   840354        0        0
SOLUTIA INC                    COM NEW          834376501    16295  1243900 SH       SOLE                  1243900        0        0
SPRINT NEXTEL CORP             COM SER 1        852061100    40704  9600000 SH       SOLE                  9600000        0        0
TEXTRON INC                    COM              883203101    27152  1600000 SH       SOLE                  1600000        0        0
THOMSON REUTERS CORP           COM              884903105    17915   500000 SH       SOLE                   500000        0        0
TORCHMARK CORP                 COM              891027104    24324   491300 SH       SOLE                   491300        0        0
TOREADOR RES CORP              COM              891050106      127    23000 SH       SOLE                    23000        0        0
WARNER CHILCOTT PLC IRELAND    SHS A            G94368100    82260  3600000 SH       SOLE                  3600000        0        0
WESTERN UN CO                  COM              959802109    58149  3900000 SH       SOLE                  3900000        0        0
WILLIS GROUP HOLDINGS PUBLIC   SHS              G96666105    23440   780000 SH       SOLE                   780000        0        0